Long-term Debt - Covenants And Amendments (Details)	36 Months Ended	12 Months Ended	36 Months Ended	12 Months Ended
	Dec. 31, 2013 Secured syndicated term loan 8/30/2005	Dec. 31, 2013 Secured term loan facility under senior secured credit facility 12/19/2006	Dec. 31, 2013 Secured term loan 10/25/2006	Dec. 31, 2013 Secured term loan 10/27/2006	Dec. 31, 2013 Secured syndicated term loan 10/30/2006	Dec. 31, 2013 Secured term loan 7/5/2007	Dec. 31, 2013 Secured syndicated term loan 4/24/2008	Dec. 31, 2013 Secured syndicated term loan 7/8/2008	Dec. 31, 2013 Roll over agreement 4/1/2010	Dec. 31, 2013 Overdraft facility under senior secured credit facility dated 05/30/2013	Dec. 31, 2013 Unsecured Senior Notes	Dec. 31, 2013 Secured Multicurrency Revolving Credit Facility	Dec. 31, 2013 Corporate credit facility dated 03/11/2013
Debt Instrument [Line Items]
Loan description	Five tranches of $7,100 each	Five tranches of $6,680 each	Three tranches of $8,750 each	Two tranches of $8,800 each.	Seven tranches of $9,250 each	Five tranches of $7,512 each	Four tranches of $9,700 each		The credit facility is repayable in quarterly installments of approximately Euro 95,000.	The amount of the facility was up to $1,000,000, for working capital and general corporate purposes. The facility expired on January 30, 2013 and had a credit limit of up to $210,000 consisting of a committed amount of up to $125,000 and an uncommitted amount of up to $85,000. The facility bore interest at LIBOR plus 3.00%, while documentary and standby letters of credit were subject to commissions of 0.70% and 1.60%, respectively.
Financial covenants	The loan agreement contains financial covenants requiring the Company to ensure that book net worth (total stockholder's equity attributable to AMPNI) ("book net worth") shall not be less than $375,000; that the ratio of total liabilities to total assets shall not exceed 0.75-to-one; that the current ratio shall not be less than 1.15-to-one and that the liquidity ratio (cash and cash equivalents and trade receivables to total current liabilities) ("liquidity ratio") shall be higher than 0.50-to-one.	The loan agreement contains financial covenants requiring the Company to ensure that market value adjusted net worth shall not be less than $410,000; that minimum liquidity shall not be less than $30,000 held with the lender at the end of each month with average minimum daily free liquidity of $15,000; that the ratio of total liabilities to total assets shall not exceed 0.65-to-one, which was amended to 0.70-to-one, applied as of December 31, 2011. Under the agreement we are also required to maintain a minimum coverage ratio of 1.60-to-one and current ratio of at least the minimum of 1.05-to-one and the one set by the other lenders. After January 31, 2013 the minimum current ratio becomes 1.15-to-one.	The loan agreement contains financial covenants requiring the Company to ensure that book net worth shall not be less than $375,000; that the ratio of total liabilities to total assets shall not exceed 0.75-to-one; that the current ratio shall not be less than 1.15-to-one; that the liquidity ratio shall be higher than 0.50-to-one.On April 5, 2012, the Company agreed with its lenders to permanently increase the minimum book net worth required to be maintained under our corporate guarantee to $410,000 and reduce the minimum current ratio required to be maintained under our corporate guarantee to 1.05-to-one until March 30, 2013. After that date the current ratio should not be less than 1.15-to-one.		The loan agreement contains financial covenants requiring the Company to ensure that book net worth shall not be less than $375,000; that the ratio of total liabilities to total assets shall not exceed 0.75-to-one; that the current ratio shall not be less than 1.15-to-one and that the liquidity ratio shall be higher than 0.50-to-one.	The loan agreement contains financial covenants requiring the Company to ensure that market value adjusted net worth shall not be less than $410,000; that minimum liquidity shall not be less than $30,000 held with the lender at the end of each month with average minimum daily free liquidity of $15,000; that the ratio of total liabilities to total assets shall not exceed 0.65-to-one, which was amended to 0.70-to-one, applied as of December 31, 2011. Under the agreement we are also required to maintain a minimum coverage ratio of 1.6-to-one and current ratio of at least the minimum of 1.05-to-one and the one set by the other lenders. After January 31, 2013 the minimum current ratio becomes 1.15-to-one.	The loan agreement contains financial covenants requiring the Company to ensure that book net worth shall not be less than $375,000; that the ratio of total liabilities to total assets shall not exceed 0.75-to-one; that the current ratio shall not be less than 1.15-to-one and that the liquidity ratio shall be higher than 0.50-to-one.	The loan agreement contains financial covenants requiring the Company to ensure that Market value adjusted net worth shall not be less than $175,000; that minimum liquidity shall be not less than $25,000; that the ratio of total liabilities to total assets shall not exceed 0.65-to-one. On April 5, 2012, the Company agreed with our lenders to permanently amend the maximum consolidated leverage ratio required to be maintained under the loan agreement to 0.75-to-one.		The loan agreement contained financial covenants that require the Company to maintain: book net worth of not less than $375,000; minimum liquidity of not be less than $30,000 held with the lender at the end of each month with average minimum daily free liquidity of $15,000; a ratio of total liabilities to total assets of no more than 0.70-to-one; interest coverage ratio higher than 1.35, which increased to 1.60 from the first quarter of 2012, and a current ratio of not less than 1.15.		The facility imposes certain operating and financial restrictions on us, which restrict our ability to incur debt, change our legal and beneficial ownership, merge or consolidate, acquire or incorporate companies and change our business activities. In addition, the facility contains financial covenants which require the Company to maintain (i) minimum consolidated net working capital of not less than $35,000 which will increase to $125 million following the quarter of the first utilization date, (ii) consolidated net tangible net worth of $410,000, (iii) a current ratio of at least 1.04 to-one which will increase to 1.15-to-one following the quarter of the first utilization date and (iv) an interest cover ratio of at least 1.9-to-one.	The agreement contains financial covenants that require the Company maintain a consolidated net working capital not less than $50,000 until the end of the quarter of the first utilization date and $125,000 thereafter; consolidated tangible net worth not less than $410,000; current ratio not less than 1.05-to-one until the end of the quarter of the first utilization date and 1.15-to-one; consolidated total liabilities to total assets not more that 0.70-to-one; consolidated EBITDA to interest expense not less than 1.90-to one.
Loan repayment terms				The loan bears interest at LIBOR plus 1.15% on the principal amount repayable in quarterly installments (for each tranche: $6,160) and at LIBOR plus 1.25% on the principal amount repayable in a balloon payment (for each tranche: $2,640).									The loan is repayable in quarterly installments.
Amendments	On April 5, 2012, the Company agreed with its lenders to permanently increase the minimum book net worth required to be maintained under the facility to $410,000 and reduce the minimum current ratio required to be maintained under the facility to 1.05-to-one until March 30, 2013. After that date the current ratio shall not be less than 1.15-to-one.				On April 5, 2012, the Company agreed with its lenders to permanently increase the minimum book net worth required to be maintained under our corporate guarantee to $410,000 and reduce the minimum current ratio required to be maintained under our corporate guarantee to 1.05-to-one until March 30, 2013. After that date the current ratio should not be less than 1.15-to-one.	On September 12, 2008, the Company amended the collateralized term loan which had entered into on July 5, 2007, and increased the loan to an amount of $43,160, available in five tranches of $8,632 each. Each tranche is repayable in 40 consecutive quarterly installments of $216 each. The first installment of each tranche is repayable three months after the date of drawdown of the final advance.	On April 5, 2012, the Company agreed with its lenders to permanently increase the minimum book net worth required to be maintained under the facility to $410,000 and reduce the minimum current ratio required to be maintained under the loan agreement to 1.05-to-one until March 30, 2013. After that date the current ratio should not be less than 1.15-to-one.	On June 29, 2012 and thereafter on July 11, 2013, the company signed a supplemental agreement, to extend the quarterly repayments until January 8, 2016, amending the interest rate at LIBOR plus 5.25%.
Debt Instrument Convertible Terms Of Conversion Feature											The holders may convert their Notes at any time on or after May 1, 2018, but prior to maturity. However, holders may also convert their Notes prior to May 1, 2018, under the following circumstances: (1) if the closing price of the common stock reaches and remains at or above 130% of the conversion price of $14.23 per share of common stock, or 70.2679 shares of common stock per $1,000 aggregate principal amount of Notes, in effect on that last trading day, for at least 20 trading days in the period of 30 consecutive trading days ending on the last trading day of the calendar quarter immediately preceding the calendar quarter in which the conversion occurs; (2) during the five consecutive trading-day period after any five consecutive trading-day period in which the trading price per $1,000 principal amount of the Notes for each day of that period was less than 98% of the closing price of the Company's common stock multiplied by then applicable conversion rate; or (3) if specified distributions to holders of the Company's common stock are made or specified corporate events occur.